Thrivent Large Cap Index Portfolio Investment Strategy - Thrivent Large Cap Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in the large company common stocks included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The Index is comprised of 500 domestic large company stocks. Accordingly, the Portfolio invests in stocks of larger companies from a broad range of industries. The Index is adjusted quarterly, and when changes to the index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. The Portfolio intends to be diversified in approximately the same proportion as the Index is diversified. The Portfolio may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely because of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund under the 1940 Act may invest a greater percentage of its assets in the securities of a limited number of issuers relative to a diversified fund. Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.